Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenue Recognition
Revenue

Note 13: Revenue Recognition

The tables below show the Company’s disaggregated revenues for the periods presented:

	Three Months Ended June 30,
	2019	2018
Subscription revenues	$202,747	$199,481
Transaction revenues	39,693	44,729
Total revenues, gross	242,440	244,210
Deferred revenues adjustment(1)	(131)	(913)
Total Revenues, net	$242,309	$243,297
(1)

This accounting adjustment relates to the 2016 Transaction, which included a revaluation of deferred revenues to account for the difference in value between the customer advances retained by the Company upon the consummation of the 2016 Transaction and our outstanding performance obligations related to those advances.

	Six Months Ended June 30,
	2019	2018
Subscription revenues	$395,239	$392,106
Transaction revenues	81,390	90,598
Total revenues, gross	476,629	482,704
Deferred revenues adjustment(1)	(295)	(2,380)
Total Revenues, net	$476,334	$480,324
(1)

This accounting adjustment relates to the 2016 Transaction, which included a revaluation of deferred revenues to account for the difference in value between the customer advances retained by the Company upon the consummation of the 2016 Transaction and our outstanding performance obligations related to those advances.

Contract Balances

		Current portion	Non-current
	Accounts	of deferred	portion of
	receivables	revenues	deferred revenues
Opening (1/1/2019)	$331,295	$391,102	$17,112
Closing (6/30/2019)	270,584	404,753	22,236
Increase/(decrease)	$60,711	$(13,651)	$(5,124)

Opening (1/1/2018)	$317,808	$361,260	$15,796
Closing (12/31/2018)	331,295	391,102	17,112
Decrease	$(13,487)	$(29,842)	$(1,316)

The amount of revenue recognized in the period that were included in the opening deferred revenues current and long-term balances were $163,607. This revenue consists primarily of subscription revenue.

Transaction Price Allocated to the Remaining Performance Obligation

As of June 30, 2019, approximately  $66,211 of revenue is expected to be recognized in the future from remaining performance obligations, excluding contracts with durations of one year or less. The Company expects to recognize revenue on approximately 64% of these performance obligations over the next 12 months. Of the remaining 36%,  23% is expected to be recognized within the following year, with the final 13% expected to be recognized within years 3 to 10.

Note 13: Revenue

Disaggregated Revenues

The tables below show the Company’s disaggregated revenues for the periods presented:

	Years Ended December 31,
	2018	2017
Subscription revenues	$794,097	$785,717
Transaction revenues	177,523	181,590
Total revenues, gross	971,620	967,307
Deferred revenues adjustment(1)	(3,152)	(49,673)
Total Revenues, net	$968,468	$917,634
(1)

This accounting adjustment relates to the 2016 Transaction, which included a revaluation of deferred revenues to account for the difference in value between the customer advances retained by the Company upon the consummation of the 2016 Transaction and our outstanding performance obligations related to those advances.

Cost to Obtain a Contract

The Company has prepaid sales commissions included in both Prepaid expenses and Other non-current assets on the balance sheets. The amount of prepaid sales commissions included in Prepaid expenses was $10,407 and $8,285 as of December 31, 2018 and 2017, respectively. The amount of prepaid sales commissions included in Other non-current assets was $9,493 and $5,457 as of December 31, 2018 and 2017, respectively. Amortization expense of the commission balances amounted to $9,995 and $4,335 for the years ended December 31, 2018 and 2017, respectively. The Company has not recorded any impairments against these prepaid sales commissions.

Contract Balances

		Current portion	Non-current
	Accounts	of deferred	portion of
	receivables	revenues	deferred revenues
Opening (1/1/2018)	$317,808	$361,260	$15,796
Closing (12/31/2018)	331,295	391,102	17,112
Increase/(decrease)	$(13,487)	$(29,842)	$(1,316)

Opening (1/1/2017)	$361,586	$333,944	$18,602
Closing (12/31/2017)	317,808	361,260	15,796
Increase/(decrease)	$43,778	$(27,316)	$2,806

The amount of revenues recognized in the period that were included in the opening deferred revenues current and long-term balances were $361,260. This revenue consists primarily of subscription revenue.

Transaction Price Allocated to the Remaining Performance Obligation

As of December 31, 2018, approximately $68,394 of revenue is expected to be recognized in the future from remaining performance obligations, excluding contracts with durations of one year or less. The Company expects to recognize revenue on approximately 63% of these performance obligations over the next 12 months. Of the remaining 37%,  21% is expected to be recognized within the following year, with the final 16% expected to be recognized within years 3 to 9.